Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Borrowings
28. Borrowings

Significant accounting judgements and estimates
Borrowings
Expected future cash flows used to determine the carrying amount of the Burnstone Debt are inherently uncertain and could materially change over time. They are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.
Accounting policy
Borrowings
Borrowings are non-derivative financial liabilities categorised as other financial liabilities. Borrowings are recognised initially at fair value, net of transaction costs incurred, where applicable and subsequently measured at amortised cost using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
Derivative financial instruments
Derivatives are initially recognised at fair value using option pricing methodologies. Any directly attributable transaction costs are recognised in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes are recognised in profit or loss.
For assets and liabilities that are recognised at fair value in the financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

Borrowings

Figures in million – SA rand	Notes	2022	2021	2020
US$600 million RCF	28.1	—	—	6,978
R5.5 billion RCF	28.2	—	—	—
2022 and 2025 Notes[1]		—	—	10,136
2026 and 2029 Notes	28.3	20,140	18,785	—
Burnstone Debt	28.4	2,540	1,507	1,263
Other borrowings	28.5	42	—	—
Franco-Nevada liability		2	2	2
Stillwater Convertible Debentures		4	4	4
Total borrowings		22,728	20,298	18,383
Reconciliation of the non-current and current portion of the borrowings:
Borrowings		22,728	20,298	18,383
Current portion of borrowings		(122)	(107)	(886)
Non-current portion of borrowings		22,606	20,191	17,497
[1] Given surplus liquidity within the Group and in line with the Group’s capital allocation framework, management elected to redeem the 2022 Notes on 2 August 2021 (the Redemption Date). The redemption price was the principal amount of the 2022 Notes, plus accrued and unpaid interest on the 2022 Notes up to, but excluding, the Redemption Date, amounting to US$355.8 million and was settled on 2 August 2021. During December 2021, the Group also elected to redeem the 2025 Notes at a redemption price of 103.6% of the principal amount of the 2025 Notes, plus accrued and unpaid interest on the 2025 Notes, amounting to US$370.2 million which includes an early settlement premium of R196 million recognised as an early redemption premium on the 2025 Notes in profit or loss. The 2025 Notes were settled on 6 December 2021
The current portion of borrowings will be repaid out of operational cash flows or it will be refinanced by utilising available Group facilities.
The roll forward of borrowings in the current year is as follows:

Figures in million - SA rand	Notes	2022	2021	2020
Balance at beginning of the year		20,298	18,383	23,736
Borrowings acquired on acquisition of subsidiary	16.1,16.2	39	—	—
Loans raised[1]		8,000	20,622	16,289
Loans repaid		(8,003)	(20,252)	(18,335)
US$ Convertible Bond converted into shares		—	—	(5,578)
Unwinding of loans recognised at amortised cost	5.2	216	302	394
Accrued interest (related to the 2022 and 2025 Notes, 2026 and 2029 Notes, US$ Convertible Bond and the RCFs)	5.2	1,046	801	1,290
Accrued interest paid		(1,061)	(706)	(1,298)
Early redemption premium on the 2025 Notes		—	196	—
Loss/(gain) on the revised cash flow of the Burnstone Debt	28.4	776	2	(264)
Loss on foreign exchange differences and foreign currency translation		1,417	950	2,149
Balance at end of the year		22,728	20,298	18,383
1 At 31 December 2021, the portion of transaction costs accrued for and not yet settled in respect of the 2026 and 2029 Notes amounted to R29 million
28.1 US$600 million RCF
On 21 May 2018, Sibanye-Stillwater cancelled and refinanced the US$350 million revolving credit facility (RCF) by drawing under the US$600 million RCF. The purpose of the facility was to refinance the US$350 million RCF, finance ongoing capital expenditure and other business expenses as required.

Terms of the US$600 million RCF
Facility:	US$600 million
Interest rate:	LIBOR
Interest rate margin:	1.85% if net debt to adjusted EBITDA is equal to or less than 2.50x
2.00% if net debt to adjusted EBITDA is greater than 2.50x
Term of facility:	Three years, subject to two one-year extensions at the lenders option. As at 31 December 2021, all lenders in the facility have extended the maturity date to April 2023.
Borrowers:	The Company, SGL, Stillwater, Kroondal, SRPM and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL

Figures in million – SA rand	2022	2021	2020
Balance at beginning of the year	—	6,978	5,712
Loans raised	—	703	7,218
Loans repaid	—	(7,728)	(6,802)
Accrued interest[1]	62	113	232
Accrued interest paid	(62)	(113)	(232)
Loss on foreign exchange differences	—	47	850
Balance at end of the year[2]	—	—	6,978
[1] Includes commitment fees
[2] The US$600 million RCF has been refinanced by the Group subsequent to the reporting date (see note 41.2)
28.2 R5.5 billion RCF
Sibanye-Stillwater refinanced its R6.0 billion Revolving Credit Facility (RCF), which matured on 15 November 2019, by entering into a new R5.5 billion RCF on 25 October 2019 and drawing under the new RCF on 11 November 2019. The purpose of the facility was to refinance facilities, finance ongoing capital expenditure and general corporate expenditure requirements.

Terms of the R5.5 billion RCF
Facility:	R5.5 billion
Interest rate:	JIBAR
Interest rate margin:	A margin of between 2.4% and 2.9% dependent on the net debt to adjusted EBITDA ratio.
Term of facility:	Three years, subject to two one-year extensions at the lenders' option. All facility lenders have approved the first and second extension with the loan facility now maturing on 11 November 2024.
Borrowers:	The Company, SGL, Kroondal, SRPM and WPL
Security and/or guarantors:	The facility is unsecured and guaranteed by the Company, SGL, Stillwater, Kroondal, SRPM and WPL

Figures in million –SA rand	2022	2021	2020
Balance at beginning of the year	—	—	2,500
Loans raised	8,000	—	5,000
Loans repaid	(8,000)	—	(7,500)
Accrued interest[1]	155	66	200
Accrued interest paid	(155)	(66)	(200)
Inter Bank transfer	—	—	—
Balance at end of the year	—	—	—
[1] Includes commitment fees
28.3 2026 and 2029 Notes
On 16 November 2021 the Group completed a two-tranche corporate bond offering 4.0% Notes (US$675 million) due 16 November 2026 (the 2026 Notes) and 4.5% Notes (US$525 million) due 16 November 2029 (the 2029 Notes) (together the 2026 and 2029 Notes). The proceeds were applied towards the redemption of the 2025 Notes and will also be applied for general corporate purposes, including advancing the Group’s green metals strategy through investments and accretive acquisitions. The bonds were issued through the Group's wholly-owned subsidiary Stillwater.
Terms of the 2026 and 2029 Notes

Facility:	US$675 million 4.0% Senior Notes due 2026
US$525 million 4.5% Senior Notes due 2029
Interest rate:	2026 Notes: 4.0%
2029 Notes: 4.5%
Term of the Notes:	2026 Notes: Five years
2029 Notes: Eight years
Issuer:	Stillwater
Guarantors:	Each of the Notes are fully and unconditionally guaranteed, jointly and severally by the Guarantors (the Company, SGL, Kroondal, SRPM and WPL). The Guarantees rank equally in right of payment to all existing and future senior debt of the Guarantors.

Figures in million – SA rand	2022	2021	2020
Balance at beginning of the year	18,785	—	—
Loans raised	—	18,208	—
Interest charge	829	99	—
Unwinding of amortised cost	68	8	—
Accrued interest paid	(844)	—	—
Loss on foreign exchange differences	1,302	470	—
Balance at end of the year	20,140	18,785	—
28.4 Burnstone Debt
Sibanye Gold Eastern Operations (SGEO) has bank debt of US$178 million (the Burnstone Debt) outstanding as part of the net assets acquired on 1 July 2014.
Terms of the Burnstone Debt

Facility:	A1: US$0.2 million
A2: US$7.8 million
A3: US$51.0 million
A4: US$119.1 million
Interest rate:	A1 and A2: Interest free
A3 and A4: Interest free until 1 July 2017, then at LIBOR
Interest rate margin:	A3 and A4: 4% from 1 July 2017
Term of loan:	No fixed term
Repayment period:	A1: Repaid on 1 July 2014
A2: From 1 July 2017 the first 50% of Burnstone’s free cash flow (as defined in the settlement agreement) will be used to repay the Wits Gold Loan and the balance of 50% to repay A2.

A3 and A4: On settlement of A2, 90% of Burnstone’s free cash flow will be used to repay the Wits Gold Loan and the balance of 10% to repay the Burnstone Debt. On settlement of the Wits Gold Loan and interest, 30% of Burnstone’s free cash flow will be used to repay the Burnstone Debt and the balance will be distributed to Wits Gold.

The Bank Lenders will continue to participate in 10% of Burnstone’s free cash flow after the Burnstone Debt has been repaid in full to a maximum amount of US$63.0 million under a revenue participation agreement.

Security:
The Burnstone Debt is fully secured against the assets of Burnstone (of R2.0 billion) and there is no recourse to the Group. The security package includes a cession over the bank accounts, insurance policies’ proceeds, special and general notarial bonds over movable assets and mortgage bonds over property. Wits Gold has ceded and pledged its shares in K2013 (a dormant entity) and K2013 has ceded and pledged it shares in SGEO in favour of the lenders of the Burnstone Debt.

The Burnstone Debt facilities of US$178 million were initially recognised at the acquisition fair value using level 3 assumptions, being R1,008 million, in terms of IFRS 13 Fair Value Measurement at acquisition date. The expected free cash flows to repay the loan as detailed above were based on the estimates and assumptions to determine the fair value at acquisition:
•A US$ swap forward curve adjusted with the 4% interest rate margin above
•The annual life-of-mine plan that takes into account the following:
◦Proved and probable ore reserves of Burnstone
–Cash flows are based on the life-of-mine plan of 20 years
–Capital expenditure estimates over the life-of-mine plan

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		1,507	1,263	1,330
Unwinding of amortised cost		148	125	148
Loss/(gain) on revised estimated cash flows[1]	7	776	2	(264)
Loss/(gain) on foreign exchange differences		109	117	49
Balance at end of the year		2,540	1,507	1,263
1 At 31 December 2022, the expected free cash flows expected to repay the loan as detailed above were revised as a result of revised cash flows over the life-of-mine plan due to:
•Revised forecast costs and capital expenditure; and
•Revised weighted average gold prices 2022: R793,473/kg (2021: R729,270/kg and 2020: R733,037/kg) and long term exchange rates 2022: R15.50/US$ (2021: R15.00/US$ and 2020: R16.00/US$) based on a LOM of 22 years. A2 is discounted using a 5.9% discount rate and A3 and A4 is discounted at 9.5%
28.5 Other borrowings
Short-term credit facilities and other borrowings
Sibanye-Stillwater has committed and uncommitted short term loan facilities with various banks to fund capital expenditure, general corporate expenses as well as provide financing flexibility at its operations. These facilities have no fixed terms, are short-term in nature and interest rates are market related. Other borrowings also include borrowings acquired on acquisition of Sandouville and Keliber.

Figures in million – SA rand	Note	2022	2021	2020
Balance at beginning of the year		—	—	—
Loans raised		—	1,711	4,071
Loans repaid		(3)	(1,684)	(4,020)
Borrowings acquired on acquisition of subsidiary	16.1,16.2	39	—	—
Loss/(gain) on foreign exchange differences		6	(27)	(51)
Balance at end of the year		42	—	—
28.6 Fair value of financial instruments and risk management
Fair value of borrowings
The fair value of variable interest rate borrowings approximates its carrying amounts as the interest rates charged are considered marked related. The fair value of fixed interest rate borrowings was determined through reference to ruling market prices and interest rates.
The table below shows the fair value and carrying amount of borrowings where the carrying amount does not approximate fair value:

	Carrying value	Fair value
Figures in million - SA rand		Level 1	Level 2	Level 3
31 December 2022
2026 and 2029 Notes[1]	20,140	17,379	—	—
Burnstone Debt[2]	2,540	—	—	2,245
Total	22,680	17,379	—	2,245
31 December 2021
2026 and 2029 Notes[1]	18,785	18,664	—	—
Burnstone Debt[2]	1,507	—	—	2,996
Total	20,292	18,664	—	2,996
31 December 2020
2022 and 2025 Notes[1]	10,136	10,637	—	—
Burnstone Debt[2]	1,263	—	—	2,075
Total	11,399	10,637	—	2,075
[1] The fair value is based on the quoted market prices of the notes
[2] The fair value of the Burnstone Debt has been derived from discounted cash flow models. These models use several key assumptions, including estimates of future sales volumes, gold prices, operating costs, capital expenditure and discount rate. See note 28.4 for the key assumptions used, except for the discount rate applied of 10.52% (2021: 4.18%, 2020: 5.56%). The fair value estimate is sensitive to changes in the key assumptions, for example, increases in the market related discount rate would decrease the fair value if all other inputs remain unchanged. The extent of the fair value changes would depend on how inputs change in relation to each other
Liquidity risk
The Group's liquidity risk management and maturity analysis of financial liabilities are disclosed in note 36.2.
Market risk
Foreign currency sensitivity
Certain of the Group’s foreign currency borrowing facilities are repayable by companies with SA rand as their functional currency, therefore some of the Group’s borrowings are sensitive to changes in the rand/US dollar exchange rate. The Group is also exposed to foreign currency risk on intercompany loans denominated in foreign currencies to the extent that foreign exchange differences are recognised in profit or loss. A one percentage point change in the SA rand closing exchange rate of R17.03/US$ (2021: R15.94/US$ and 2020: R14.69/US$) and R18.22/€ would have changed the profit for the year by R31 million (2021: R50 million and 2020: R148 million).
Interest rate sensitivity
As at 31 December 2022, the Group’s total borrowings amounted to R22,728 million (2021: R20,298 million and 2020: R18,383 million). The Group generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.
The portion of Sibanye-Stillwater’s interest-bearing borrowings at period end that is exposed to interest rate fluctuations is R2,424 million (2021: R1,416 million and 2020: R8,157 million). This debt is normally rolled for periods between one and three months and is therefore exposed to the rate changes in this period. See the Group's exposure to interest rate changes presented further in this note.
The US$600 million RCF and the R5.5 billion RCF are affected by the amendments to IFRS 9 relating to interest rate benchmark reform, in particular the replacement of interbank offered rates (IBORs), which came into effect on 1 January 2021. However, the R5.5 billion RCF is linked to JIBAR and is not drawn down at 31 December 2022. In addition, the JIBAR is only expected to be impacted by the IBOR reform at a later stage and any impact thereof will be considered when this occurs. The US$600 million RCF was also not drawn down at 31 December 2022. The US$600 million RCF is linked to a US LIBOR and has been refinanced subsequent to the reporting date on
6 April 2023. The new facility is linked to the newly published secured overnight financing rate. The US$600 million RCF is therefore also not impacted by the IBOR reform (see note 41.2).
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had JIBAR and LIBOR differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables remaining constant. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.
Interest rate sensitivity analysis

	Change in interest expenses for a change in interest rate[1]
Figures in million - SA rand	(1.5)%	(1.0)%	(0.5)%	0.5%	1.0%	1.5%
31 December 2022
- JIBAR	—	—	—	—	—	—
- LIBOR	36	24	12	(12)	(24)	(36)
Change in finance expense	36	24	12	(12)	(24)	(36)
31 December 2021
- JIBAR	—	—	—	—	—	—
- LIBOR	21	14	7	(7)	(14)	(21)
Change in finance expense	21	14	7	(7)	(14)	(21)
31 December 2020
- JIBAR	—	—	—	—	—	—
- LIBOR	122	82	41	(41)	(82)	(122)
Change in finance expense	122	82	41	(41)	(82)	(122)
[1] Interest rate sensitivity analysis is performed on the borrowings balance at 31 December
The exposure to interest rate changes and the contractual repricing dates
The exposure of the Group’s borrowings to interest rate changes and the contractual repricing dates at the reporting dates is as follows:

Figures in million - SA rand	2022	2021	2020
Floating rate with exposure to change in JIBAR	—	—	—
Floating rate with exposure to change in LIBOR	2,424	1,416	8,157
Non-current borrowings exposed to interest rate changes	2,424	1,416	8,157

The Group has the following undrawn borrowing facilities:
Committed	16,403	15,749	7,336
Uncommitted	2,427	2,276	2,460
Total undrawn facilities	18,830	18,025	9,796

All of the above facilities have floating rates. The undrawn committed facilities have the following expiry dates:
- within one year	10,903	685	229
- later than one year and not later than two years	5,500	9,564	229
- later than two years and not later than three years	—	5,500	6,878
Total undrawn committed facilities	16,403	15,749	7,336
28.7 Capital management
The Group’s primary objective with regards to managing its capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that: optimises the cost of capital; maximises shareholders’ returns; and ensures that the Group remains in a sound financial position.
The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.
The Group monitors capital using the ratio of net (cash)/debt to adjusted earnings before interest, taxes, depreciation and amortisation (EBITDA), but does not set absolute limits for this ratio.

Figures in million - SA rand	2022	2021	2020
Borrowings[1]	20,188	18,791	17,119
Cash and cash equivalents[2]	26,038	30,257	20,206
Net (cash)/debt[3]	(5,850)	(11,466)	(3,087)
Adjusted EBITDA[4]	41,111	68,606	49,385
Net (cash)/debt to adjusted EBITDA (ratio)[5]	(0.14)	(0.17)	(0.06)
[1] Borrowings are only those borrowings that have recourse to Sibanye-Stillwater. Borrowings, therefore, exclude the Burnstone Debt
[2] Cash and cash equivalents exclude cash of Burnstone
[3] Net (cash)/debt represents borrowings and bank overdraft less cash and cash equivalents. Borrowings are only those borrowings that have recourse to Sibanye-Stillwater and, therefore, exclude the Burnstone Debt. Net (cash)/debt excludes cash of Burnstone
[4] The adjusted EBITDA calculation is based on the definitions included in the facility agreements for compliance with the debt covenant formula, except for impact of new accounting standards and acquisitions, where the facility agreements allow the results from the acquired operations to be annualised. Adjusted EBITDA may not be comparable to similarly titled measures of other companies. Adjusted EBITDA is not a measure of performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
[5] Net (cash)/debt to adjusted EBITDA ratio is defined as net (cash)/debt as of the end of a reporting period divided by adjusted EBITDA of the 12 months ended on the same reporting date. Non-IFRS measures such as net (cash)/debt to adjusted EBITDA is the responsibility of the Group’s Board of Directors and is presented for illustration purposes only, and because of its nature, net (cash)/ debt to adjusted EBITDA should not be considered as a representation of financial performance under IFRS and should be considered in addition to, and not as a substitute for, other measures of financial performance and liquidity
Reconciliation of profit/(loss) before royalties, carbon tax and tax to adjusted EBITDA:

Figures in million - SA rand	2022	2021	2020
Profit before royalties, carbon tax and tax	29,728	50,275	37,250
Adjusted for:
Amortisation and depreciation	7,087	8,293	7,593
Interest income	(1,203)	(1,202)	(1,065)
Finance expense	2,840	2,496	3,152
Share-based payments	218	383	512
Loss on financial instruments	4,279	6,279	2,450
(Gain)/loss on foreign exchange differences	(616)	(1,149)	255
Share of results of equity-accounted investees after tax	(1,287)	(1,989)	(1,700)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(71)	(167)	(464)
Gain on disposal of property, plant and equipment	(162)	(36)	(99)
(Reversal of impairments)/impairments	(6)	5,148	(121)
Early redemption premium on the 2025 Notes	—	196	—
Loss on BTT early settlement	—	—	186
Loss on deconsolidation of subsidiaries	308	—	—
Restructuring costs	363	107	436
Transaction costs	152	140	139
Loss on settlement of US$ Convertible Bond	—	—	1,507
Loss due to dilution of interest in joint operation	—	4	30
Income on settlement of dispute	—	—	(580)
IFRS 16 lease payments	(163)	(142)	(148)
Profit on sale of Lonmin Canada	(145)	—	—
Profit on sale of St Helena Hospital	—	(16)	—
Occupational healthcare (gain)/expense	(211)	(14)	52
Adjusted EBITDA	41,111	68,606	49,385